Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 14 – FAIR VALUE MEASUREMENTS

The Company provides disclosures about assets and liabilities carried at fair value. The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and lowest priority to unobservable inputs. The three broad levels of the fair value hierarchy are described below:

Level I:	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.
Level II:

Inputs to the valuation methodology include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; inputs that are derived principally from or corroborated by observable market data by or other means including certified appraisals. If the asset or liability has a specified (contractual) term, the Level II input must be observable for substantially the full term of the asset or liability.

Level III:	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2016 and December 31, 2015, by level within the fair value hierarchy. No liabilities were carried at fair value. As required by the accounting standards, financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Equity securities and U.S. Treasury Notes are valued at the closing price reported on the active market on which the individual securities are traded. Obligations of U.S. government corporations and agencies, mortgage-backed securities, asset-backed securities, obligations of states, and political subdivisions are valued at observable market data for similar assets.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets:	December 31, 2016
Securities available-for-sale
U.S. Treasury security	$1,001	$–	$–	$1,001
U.S. Government agencies	–	6,402	–	6,402
Mortgage-backed securities of government agencies	–	55,837	–	55,837
Other mortgage-backed securities	–	65	–	65
Asset-backed securities of government agencies	–	1,266	–	1,266
State and political subdivisions	–	29,708	–	29,708
Corporate bonds	–	9,516	–	9,516

Total debt securities	1,001	102,794	–	103,795
Equity securities	80	–	–	80

Total available-for-sale securities	$1,081	$102,794	$–	$103,875

Assets:	December 31, 2015

Securities available-for-sale
U.S. Treasury security	$1,000	$–	$–	$1,000
U.S. Government agencies	–	18,118	–	18,118
Mortgage-backed securities of government agencies	–	63,179	–	63,179
Other mortgage-backed securities	–	104	–	104
Asset-backed securities of government agencies	–	1,392	–	1,392
State and political subdivisions	–	25,301	–	25,301
Corporate bonds	–	18,811	–	18,811

Total debt securities	1,000	126,905	–	127,905
Equity securities	64	–	–	64

Total available-for-sale securities	$1,064	$126,905	$–	$127,969

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2016 and December 31, 2015, by level within the fair value hierarchy. Impaired loans that are collateral dependent are written down to fair value through the establishment of specific reserves. Techniques used to value the collateral securing the impaired loans include: quoted market prices for identical assets classified as Level I inputs; observable inputs, employed by certified appraisers, for similar assets classified as Level II inputs. In cases where valuation techniques included inputs that are unobservable and are based on estimates and assumptions developed by management based on the best information available under each circumstance, the asset valuation is classified as Level III inputs.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets measured on a nonrecurring basis	December 31, 2016
Impaired loans	$–	$–	$6,427	$6,427

Assets measured on a nonrecurring basis	December 31, 2015
Impaired loans	$–	$–	$8,335	$8,335

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

Quantitative Information about Level III Fair Value Measurements

(Dollars in thousands)	Fair Value Estimate	Valuation Techniques	Unobservable Input	Range (Weighted Average)

			December 31, 2016

Impaired loans	$5,331	Discounted cash flow	Remaining term Discount rate	6 mos to 29.9 yrs / (61.1 mos 3.1% to 12.0% / (4.9	) %)

	1,097	Appraisal of collateral[1]	Appraisal adjustments[2] Liquidation expense[2]	0% to –50% (–21.7 –10	%) %

			December 31, 2015
Impaired loans	$7,256	Discounted cash flow	Remaining term Discount rate	2 mos to 29.5 yrs / (55 mos 3.1% to 8.3% / (4.3	) %)

	1,079	Appraisal of collateral[1]	Appraisal adjustments[2] Liquidation expense[2]	–20% to –30% (–26 –10	%) %

[1] Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.

[2] Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.